Income Taxes (Income Tax Provision (Benefit) Based On Earnings (Losses) From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S.	$ 90.7	$ 59.9	$ 15.6
Non-U.S.	142.5	135.4	(35.1)
Earnings (loss) from continuing operations before income taxes	$ 233.2	$ 195.3	$ (19.5)